Intangible Assets	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2026

Cost
As of July 1	31,864,594	78,000,000	29,884,537	139,749,131
Exchange realignment	-	(2,129,217)	-	(2,129,217)
As of June 30	31,864,594	75,870,783	29,884,537	137,619,914

Accumulated amortization and impairment loss
As of July 1	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)
Charge for the year	(3,186,459)	(12,446,274)	-	(15,632,733)
Impairment loss	(15,666,760)	-	(22,150,110)	(37,816,870)
Exchange realignment	-	1,820,480	-	1,820,480
As of June 30	(31,864,594)	(75,870,783)	(29,884,537)	(137,619,914)

Net carrying amount
As of June 30, 2026	-	-	-	-

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2025

Cost
As of July 1	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	-	-
Written off	-	(30,183,437)	-	(30,183,437)
As of June 30	31,864,594	78,000,000	29,884,537	139,749,131

Accumulated amortization and impairment loss
As of July 1	(9,824,916)	(71,348,434)	-	(81,173,350)
Charge for the year	(3,186,459)	(15,744,999)	-	(18,931,458)
Written off	-	29,893,433	-	29,893,433
Impairment loss	-	(8,044,989)	(7,734,427)	(15,779,416)
As of June 30	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)

Net carrying amount
As of June 30, 2025	18,853,219	12,755,011	22,150,110	53,758,340

During the financial year ended June 30, 2026, certain intangible assets were transferred among Group entities as part of an internal reorganization. Refer to Note 13 for further details.

Amortization expenses of intangible assets were RM15,632,733, RM18,931,458 and RM27,871,638 for the fiscal years ended June 30, 2026, 2025 and 2024, respectively.

No write-off of intangible assets for the fiscal year ended June 30, 2026. Write-off of the net carrying amount for intangible assets was RM290,004 for the fiscal year ended June 30, 2025. No write-off of intangible assets for the fiscal year ended June 30, 2024.

Impairment of goodwill and other intangible assets were RM22,150,110 and RM15,666,760 for the fiscal year ended June 30, 2026. Impairment of goodwill and other intangible assets were RM7,734,427 and RM8,044,989 for the fiscal year ended June 30, 2025. No impairment of goodwill and other intangible assets for the fiscal year ended June 30, 2024.

Supply/Service Agreements

Supply, Service and the Reseller and Drone Service Agreements (“Supply/Service Agreements”) were acquired in prior business combinations and are carried at cost less accumulated amortization and accumulated impairment losses.

During the fiscal year ended June 30, 2026, management reassessed the recoverability of the IoT Drone CGU, comprising Supply/Service Agreements, due to continued underperformance of the related business activities and lower-than-expected future cash flow projections. Based on the impairment assessment performed, the recoverable amount of the IoT Drone CGU was determined to be RM nil. Accordingly, an impairment loss of RM15,666,760 was recognized in the consolidated statement of operations and comprehensive loss for the fiscal year ended June 30, 2026.

No impairment loss was recognized in respect of the Supply/Service Agreements during the fiscal years ended June 30, 2025 and 2024.

Computer system

Computer system comprised of source codes was recognized in a business combination at the acquisition date and source codes purchased from third parties, which were held for use in the production or supply of goods or services to customers. The source codes are initially measured at cost. After initial recognition, source codes are measured at cost less accumulated amortization and accumulated impairment losses.

During the fiscal year ended June 30, 2026, amortization of RM12,446,274 was recognized, resulting in the remaining carrying amount of the computer system being fully amortized as of June 30, 2026. No impairment loss was recognized in respect of the computer system during the fiscal year ended June 30, 2026.

During the fiscal year ended June 30, 2025, management performed an impairment assessment of the computer system due to the underperformance of the related business activities and changes in expected future economic benefits. Based on the assessment, an impairment loss of RM8,044,989 was recognized. In addition, certain computer system assets with a carrying amount of RM290,004 were written off following management’s review of the Group’s technology assets.

No impairment loss was recognized in respect of the computer system during the fiscal year ended June 30, 2024.

Goodwill

Goodwill acquired in a business combination is allocated to the CGUs that are expected to benefit from the synergies of the combination and is measured at cost less accumulated impairment losses. Impairment losses recognized on goodwill are not reversed in subsequent periods.

As of June 30, 2026, the Group’s goodwill is in relation to IoT AI Power Charger CGU within the Group’s IoT operating segment.

During the fiscal year ended June 30, 2026, management reassessed the recoverability of the IoT AI Power Charger CGU due to continued operating losses, lower-than-expected operating performance and revised future cash flow projections. Based on the impairment assessment performed, the recoverable amount of the CGU was determined to be RM8,098,393, which was lower than its carrying amount. Accordingly, an impairment loss of RM22,150,110 was recognized in respect of goodwill during the fiscal year ended June 30, 2026, resulting in the goodwill being fully impaired as of June 30, 2026.

During the fiscal year ended June 30, 2025, the Group’s goodwill was in relation to the IoT AI Power Charger CGU and IoT AI Server CGU. The management performed an impairment assessment of both CGUs. Based on the impairment assessment performed, the recoverable amounts of the CGUs were determined to be RM108,518,721, which were lower than their carrying amounts. Accordingly, an impairment loss of RM7,734,427 was recognized in respect of goodwill.

No impairment loss in respect of goodwill was recognized during the fiscal year ended June 30, 2024.

The recoverable amounts of the four CGUs identified in Note 3 were determined based on VIU calculations. The VIU is calculated using the pre-tax cash flow projections based on financial budgets approved by management covering a five-year period followed by a long-term growth rate of 2.1% (2025: 2.2%). VIU was determined by discounting the future cash flow generated from the business operation of the CGUs.

The key assumptions used in the VIU calculations include revenue growth rates, expense growth rates, pre-tax discount rates and profit margins. Revenue growth rates are based on market and industry expectations, expense growth rates reflect projected annual increases of approximately 2.0% (2025: 3.0%), pre-tax discount rates of 11.28% (2025: 11.34% to 13.20%), and profit margins are based on historical performance and management’s expectations.